Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Nov. 07, 2025 USD ($)	Nov. 28, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Net income (loss)	¥ (82,968)	$ (11,867)	¥ 13,470		¥ 37,509
Net cash provided by operating activities	13,333	1,911	41,046		48,184
Cash and restricted cash	50,334					$ 7,197
Working capital	16,944	$ 2,420
Deferred offering expenses	¥ 8,663					1,239
Land use rights amortization period	50 years	50 years
Impairment charge recognized (in Dollars) | $
Fixed exchange rate							0.04641	0.04784
Notional amount							$ 10,568	¥ 20,222
Fixed rate							2.89%	3.15%
Contract liabilities	¥ 3,485		3,885			$ 498
Revenue of contract liabilities recognized	2,731	391	3,007
Shipping and handling expenses	3,712	531	5,924		5,077
Advertising costs	¥ 1,721	$ 246	¥ 1,539		¥ 2,542
VAT rate	3.00%	3.00%	3.00%	3.00%
Percentage of tax benefit	50.00%	50.00%
Percentage of statutory surplus reserve fund after tax profits	10.00%	10.00%
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Percentage of after tax profits	10.00%	10.00%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the company.	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of reportable segment (in Segment) | Segment	1	1
US Dollar [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1					1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	6.9931					6.9931
Customer Concentration Risk [Member] | Client One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	11.80%	11.80%	49.00%	49.00%
Customer Concentration Risk [Member] | Client One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	13.70%	13.70%	44.60%	44.60%	52.10%
Customer Concentration Risk [Member] | Largest Clients [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			49.00%	49.00%
Customer Concentration Risk [Member] | Client Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	11.60%	11.60%
Customer Concentration Risk [Member] | Client Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					15.00%
Peoples Republic of China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	10.20%	10.20%	13.70%	13.70%
Vendor One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.30%	12.30%			14.20%
No Vendor [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					10.00%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.20%	12.20%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years					3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years					10 years
Jilin Economic and Technological Development Zone Economic and Technological Development General Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	15.2439%					15.2439%
Jilin Jinqiao Investment Co. Ltd., [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	0.9146%					0.9146%
Yufeng Liu. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	0.0001%					0.0001%
Jilin Zhengye [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	51.00%					51.00%
Youjia Technology Consulting Services (Tianjin) Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	49.00%					49.00%